Significant Accounting Policies - Additional Information (Detail) - USD ($)				12 Months Ended
	Nov. 24, 2014	Mar. 31, 2014	Apr. 01, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basis Of Presentation And Significant Accounting Policies [Line Items]
Out-of-period adjustments				$ 2,000,000
Recurring revenues increased				$ 624,989,000	$ 537,695,000	$ 460,130,000
Deferred fees recognition, estimated customer life period				12 years
Deferred fees recognition, declining balance method percentage				150.00%
Amortization percentage on subscriber contract costs over estimated useful life				150.00%
Amortization duration of costs period				12 years
Restricted cash and cash equivalents				$ 0	14,214,000
Allowance for doubtful accounts				3,541,000	3,373,000	1,901,000	$ 2,301,000
Accounts receivable classified as held for sale				0	0
Deferred financing cost, net				46,700,000	52,200,000
Deferred financing cost, accumulated amortization				30,900,000	20,000,000
Amortization expenses included in interest expense				10,900,000	10,100,000	8,800,000
Sales commission included in accrued payroll and commissions				800,000	400,000
Other long-term obligations				4,300,000	3,000,000
Advertising expenses incurred				$ 25,100,000	23,600,000	23,000,000
Uncertain income tax position				50.00%
Proceeds from sale of contracts		$ 2,300,000
Agreement with buyer to provide services for the contracts sold, period				10 years
Payments to repurchase subscriber contracts	$ 2,300,000
Intercompany translation losses				$ 9,400,000	0	$ 0
Issued and unused letters of credit				5,000,000	3,000,000
New Accounting Pronouncement, Early Adoption, Effect [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Reduction to deferred financing costs				$ 40,200,000	$ 48,100,000
2GIG Sale [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of installed panels				56.00%
Supply agreement period			5 years
SkyControl Panels [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of installed panels				40.00%
Out-of-Period Adjustment [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Recurring revenues increased				$ 2,000,000
Deferred revenue decreased				$ 2,000,000
Minimum [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets				2 years
Maximum [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets				10 years